Contingencies	6 Months Ended
Jun. 30, 2022
Loss Contingency [Abstract]
Contingencies

Note 12. Contingencies

Legal proceedings

 During the fourth quarter of 2021, the Company reached preliminary settlement on an employee-related litigation matter in the US. The financial statements for the period ended June 30, 2022 and the year ended December 31, 2021 include a provision in respect of this settlement.

The Company is a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.